Summary of Significant Accounting Policies	3 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements include those of the Company, Autolus Limited, and its U.S. subsidiary, Autolus Inc., and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the Company’s consolidated balance sheet and consolidated cash flows as of and for the year ended September 30, 2018 have been reclassified to conform with the current period presentation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the fair value of ordinary shares, the valuation of tranche obligations, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.
Cash and Cash Equivalents
The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents.
Restricted Cash
The Company has entered into a credit card arrangement that requires a security deposit of $0.1 million. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows.

Fair Value Measurements
The carrying amounts reported in the balance sheets for cash, prepaid expenses and other assets, accounts payable and accrued expenses and other liabilities approximate their fair value because of the short-term nature of these instruments.
Concentration of Credit Risk
Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents. The Company places cash and cash equivalents in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.
Property and Equipment
Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets. As of December 31, 2018 and September 30, 2018 and 2017, the Company’s property and equipment consisted of office equipment, lab equipment, furniture and fixtures, and leasehold improvements. The office equipment has an estimated useful life of three years and the lab equipment and furniture and fixtures have an estimated useful life of five years. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset. Assets under construction primarily consist of costs incurred with leasehold improvements, and, once placed into service, will be depreciated over the shorter of the lease term or the estimated useful life of the asset. Upon retirement or sale, the cost of assets disposed of, and the related accumulated depreciation, are removed from the accounts and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.
The Company evaluates an asset for potential impairment when events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Recoverability is measured by comparing the book value of the asset to the expected future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the asset exceeds the fair value. The Company did not recognize any impairment losses from its inception through September 30, 2017. The Company recognized asset disposals of less than $10,000 for the year ended September 30, 2018. The Company has not recognized any impairment losses in the three months ended December 31, 2018.

Intangible Assets Subject to Amortization
The Company’s intangible assets with finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives. The Company recognized an impairment expense of $0.4 million for the three months ended December 31, 2018 related to software the Company elected to discontinue.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manage its business as a single operating segment, which is the business of developing and commercializing gene therapies; however, the Company operates in two geographic regions: the United Kingdom and the United States. Substantially all of the Company’s assets are held in the United Kingdom.
Deferred Rent and Lease Incentives
Rent expense and lease incentives from operating leases are recognized on a straight-line basis over the lease term.  The Company has operating leases that include rent escalation payment terms and a rent free period. Deferred rent represents the difference between actual operating lease payments and straight-line rent expense over the term of the lease.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, third-party license fees, external costs of outside vendors engaged to conduct clinical development activities, clinical trials, costs to manufacture clinical trial materials and certain tax credits associated with research and development activities. The Company recorded the U.K. research and development expenditure credit (“RDEC”) in the amount of $37,000, $0.2 million and $0.2 million for the three months ended December 31, 2018 and years ended September 30, 2018 and 2017, respectively, as reductions of research and development expenses within the Company’s statement of operations and comprehensive loss.

Accrued Research and Development Expenses

As part of the process of preparing consolidated financial statements, the Company is required to estimate accruals for research and development expenses. This process involves reviewing and identifying services which have been performed by third parties on the Company’s behalf and determining the value of these services. In addition, the Company makes estimates of costs incurred to date but not yet invoiced, in relation to external CROs and clinical site costs. The Company analyzes the progress of clinical trials, including levels of patient enrollment; invoices received and contracted costs, when evaluating the adequacy of the accrued liabilities for research and development. The Company makes judgments and estimates in determining the accrued balance in any accounting period.
Share-Based Compensation
The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. The Company recognizes share-based compensation expense for awards granted to employees that have a graded vesting schedule based on a service condition only on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards (the “graded-vesting attribution method”), based on the estimated grant date fair value for each separately vesting tranche. For equity awards with a graded vesting schedule and a combination of service and performance conditions, the Company recognizes share-based compensation expense using a graded-vesting attribution method over the requisite service period when the achievement of a performance-based milestone is probable, based on the relative satisfaction of the performance condition as of the reporting date. For share-based awards granted to consultants and non-employees, compensation expense is recognized using the graded-vesting attribution method over the period during which services are rendered by such consultants and non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s ordinary shares. The Company accounts for forfeitures as they occur. Forfeitures to date have been infrequent and immaterial.
The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 7 for the Company’s assumptions used in connection with option grants made during the periods covered by these financial statements. Assumptions used in the option pricing model include the following:
Expected volatility.    The Company lacks company-specific historical and implied volatility information for its ADSs. Therefore, the Company estimates the expected share volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.
Expected term.    The expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

Risk-free interest rate.    The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods that are approximately equal to the expected term of the award.
Expected dividend.    Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Fair value of ordinary shares.    Options granted after the Company’s IPO are issued at the fair market value of the Company’s ADS at the date the grant is approved by the Board.
Prior to the IPO, the Company calculated the fair value of its ordinary shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s valuations of ordinary shares were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using the option-pricing method (“OPM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value.
The OPM derives an equity value such that the value indicated is consistent with the investment price, and it provides an allocation of this equity value to each class of the Company’s securities. The OPM treats the various classes of shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, each class of shares has value only if the funds available for distribution to shareholders exceed the value of the share liquidation preferences of the class or classes of shares with senior preferences at the time of the liquidity event. Key inputs and assumptions used in the OPM calculation include the following:
Expected volatility.    The Company applied re-levered equity volatility based on the historical unlevered and re-levered equity volatility of publicly traded peer companies.
Expected dividend.    Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Expected term.    The expected term of the option or the estimated time until a liquidation event.
Risk-free interest rate.    The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for the period commensurate with the expected of the exit event.
When considering the fair value of options granted in the period prior to the IPO, management considered probability-weighted scenarios based on the relative likelihoods of completing the IPO and remaining a privately-held company. In the IPO scenarios, the fair value was calculated by dividing the total estimated equity value by the number of fully diluted ordinary shares outstanding, and then discounting the implied per-share value at a rate intended to approximate the Company's cost of equity between share option grant date and the expected IPO date. The stay-private scenario utilized an OPM "Backsolve" calculation to estimate our equity value implied by the purchase price of the series A preference shares in September 2017. In March and May 2018, the Company issued share option grants to employees that applied a 50% and 80% probability weighting of an IPO, respectively, to the fair value of the underlying ordinary share utilized in the Black-Scholes option pricing model.
Foreign Currency Translation
The Company maintains its financial statements in its functional currency, which is the pounds sterling. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange gain of $1.1 million for the three months ended December 31, 2018 and a foreign exchange gain of $4.0 million and a foreign exchange loss of $25,000 for the years ended September 30, 2018 and 2017, respectively, which are included in other income in the statements of operations and comprehensive loss.
For financial reporting purposes, the financial statements of the Company have been translated into U.S. dollars. Assets and liabilities have been translated at the exchange rates at the balance sheet dates, while revenue and expenses are translated at the average exchange rates over the reporting period and shareholders’ equity amounts are translated based on historical exchange rates as of the date of each transaction. Translation adjustments are not included in determining net income (loss) but are included in foreign exchange adjustment to other comprehensive loss, a component of shareholders’ equity.
Patent Costs
The Company expenses patent prosecution and related legal costs as they are incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss. The Company recorded patent expenses of $0.2 million, $1.0 million and $0.5 million for the three months ended December 31, 2018 and years ended September 30, 2018 and 2017, respectively.
Grant Income
The Company has received research grants under which it is reimbursed for specific research and development activities. Payments received are recognized as income in the statements of operations and comprehensive loss over the period in which the Company recognizes the related costs. At the time the Company recognizes grant income, it has complied with the conditions attached to it and the receipt of the reimbursement is reasonably assured. The Company has received grants from the U.K. government, which are repayable under certain circumstances, including breach or noncompliance. For grants with refund provisions, the Company reviews the grant to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, then the grant is recognized as grant income. The Company has determined that the likelihood of any repayment events included in its current grants is remote.
Income Taxes
The Company accounts for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statements and tax bases of the Company’s assets and liabilities, and are adjusted for changes in tax rates and tax law when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.
The Company is subject to income taxes in the United Kingdom and the United States. The calculation of the Company’s tax provision involves the application of United Kingdom tax law and requires judgement and estimates.
The Company evaluates the realizability of its deferred tax assets at each reporting date, and establishes a valuation allowance when it is more likely than not that all or a portion of its deferred tax assets will not be realized.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that the Company’s deferred tax assets are not more likely than not realizable, the Company establishes a valuation allowance.
The Company uses a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more likely than not sustainable, based solely on their technical merits, upon examination, and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit or each position as the largest amount that the Company believes is more likely than not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company’s income tax returns and the amount of tax benefits recognized in the its financial statements represent the Company’s unrecognized income tax benefits, which it either records as a liability or reduction of deferred tax assets.
Income Tax Credit
The Company benefits from the U.K. research and development tax credit regime under both the small and medium sized enterprise, or SME, scheme and by claiming an RDEC in respect of grant funded projects. Under the SME regime, a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision in the year in which the expenditures were incurred.
Comprehensive Loss
The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive loss is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company recorded a loss of $5.6 million, a loss of $6.1 million, a gain of $0.8 million, and a loss of $2.9 million related to foreign currency translation during the three months ended December 31, 2018 and years ended September 30, 2018, 2017 and 2016, respectively.
Net Loss per Share
Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted average number of ordinary shares outstanding during the period. For all periods presented, the preferred shares and outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended December 31,	Year Ended September 30,
	2018	2018	2017	2016
Unvested restricted incentive shares	708,834	815,632	1,358,317	1,266,619
Incentive share options	3,711,274	2,065,481	570,309	—
Total	4,420,108	2,881,113	1,928,626	1,266,619

Ordinary Share Conversion
On the date of the IPO, the Company converted its outstanding preferred and ordinary shares as discussed in Note 6.   All share and per share information has been retroactively adjusted to reflect the share conversion.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an emerging growth company. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
These exemptions provided by the JOBS Act will apply up until the last day of the fiscal year following the fifth anniversary of the IPO or such earlier time that the Company no longer meets the requirements of being an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700 million in market value of its securities held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 20-F), or it issues more than $1 billion of non-convertible debt securities over a three-year period.
JOBS Act
On April 5, 2012, the Jumpstart Our Business Startups Act, or the JOBS Act, was enacted. The JOBS Act provides that, among other things, an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. As an emerging growth company, the Company has irrevocably elected not to take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards and, as a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth public companies.
In addition, the Company also currently relies on the other exemptions and reduced reporting requirements provided by the JOBS Act. Subject to certain conditions set forth in the JOBS Act, the Company is entitled to continue to rely on certain exemptions as an “emerging growth company.” As an emerging growth company, the Company is not required to, among other things, (i) provide an auditor’s attestation report on the Company’s system of internal controls over financial reporting pursuant to Section 404(b), (ii) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act, (iii) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis), and (iv) disclose certain executive compensation-related items such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation. These exemptions will apply for a period of five years following the completion of the IPO or until the Company no longer meets the requirements of being an emerging growth company, whichever is earlier.
Recently issued accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires a lessee to recognize assets and liabilities on the balance sheet for most leases and changes many key definitions, including the definition of a lease. The new standard includes a short-term lease exception for leases with a term of 12 months or less, as part of which a lessee can make an accounting policy election not to recognize lease assets and lease liabilities. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases using classification criteria that are substantially similar to the previous guidance.

ASU 2016-02 will be effective beginning January 1, 2019 requiring the use of a modified retrospective transition approach applied at the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued ASU 2018-11, Leases, Targeting Improvements, (“ASU 2018-11”), which contains certain amendments to ASU 2016-02 intended to provide relief in implementing the new standard. ASU 2018-11 provides registrants with an option to not restate comparative periods presented in the financial statements. The Company intends to elect this new transition approach using a cumulative-effect adjustment on the effective date of the standard, for which comparative periods will be presented in accordance with the previous guidance in ASC 840, Leases.
The Company is currently evaluating the potential impact ASU 2016-02 may have on its financial position, results of operations, and related footnotes. The Company expects it will make an accounting policy election to keep leases with an initial term of 12 months or less off of its balance sheet. To date, the Company has identified all of its leases which consist of the London, United Kingdom corporate office and manufacturing leases and the Gaithersburg, Maryland office and manufacturing facility leases, and the Company anticipates that adoption of ASU 2016-2 will result in the recognition of additional assets and lease liabilities.
In July 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718) (“ASU 2018-07”): Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 aligns the guidance on share-based payments to nonemployees with that for share-based payments to employees. Entities will recognize a cumulative-effect adjustment to retained earnings for equity-classified nonemployee awards for which a measurement date has not been established. The guidance is effective in annual periods beginning after December 31, 2018, and interim periods within those years. The Company is currently evaluating the impact that the adoption of ASU 2018-07 will have on its consolidated financial statements.